LONG-TERM DEBT AND CAPITALIZED LEASE OBLIGATIONS	9 Months Ended
Dec. 02, 2017
LONG-TERM DEBT AND CAPITALIZED LEASE OBLIGATIONS

NOTE 6—LONG-TERM DEBT AND CAPITALIZED LEASE OBLIGATIONS

The Company’s long-term debt as of December 2, 2017 and February 25, 2017, net of unamortized debt discounts of $260.8 million and $310.0 million, respectively, and deferred financing costs of $83.5 million and $118.2 million, respectively, consisted of the following (in millions):

	December 2, 2017	February 25, 2017
Albertsons Term Loans due 2021 to 2023, interest rate range of 4.10% to 4.46%	$5,619.1	$5,853.0
Albertsons Senior Unsecured Notes due 2024 and 2025, interest rate of 6.625% and 5.750%, respectively	2,475.3	2,473.0
NAI Notes due 2018 to 2031, interest rate range of 6.47% to 8.70%	1,412.2	1,552.2
Safeway Notes due 2019 to 2031, interest rate range of 3.95% to 7.45%	1,266.9	1,368.4
Other Notes Payable, unsecured	206.4	114.9
Mortgage Notes Payable, secured	21.0	22.4

Total debt	11,000.9	11,383.9
Less current maturities	(72.6)	(203.8)

Long-term portion	$10,928.3	$11,180.1

The Company’s term loans (“Albertsons Term Loans”), asset-based loan (“ABL”) facility (the “ABL Facility”) and certain of the outstanding notes and debentures have restrictive covenants, subject to the right to cure in certain circumstances, calling for the acceleration of payments due in the event of a breach of a covenant or a default in the payment of a specified amount of indebtedness due under certain debt arrangements. There are no restrictions on the Company’s ability to receive distributions from its subsidiaries to fund interest and principal payments due under the ABL Facility, the Albertsons Term Loans and the Company’s senior unsecured notes (the “Senior Unsecured Notes”). Each of the ABL Facility, Albertsons Term Loans and the Senior Unsecured Notes restrict the ability of the Company to pay dividends and distribute property to AB Acquisition. As a result, all of the Company’s consolidated net assets are effectively restricted with respect to their ability to be transferred to AB Acquisition. Notwithstanding the foregoing, the ABL Facility, Albertsons Term Loans and the Senior Unsecured Notes each contain customary exceptions for certain dividends and distributions, including the ability to make cumulative distributions under the Albertsons Term Loans and Senior Unsecured Notes of up to the greater of $1.0 billion or 4% of the Company’s total assets (which is measured at the time of such distribution) and the ability to make distributions if certain payment conditions are satisfied under the ABL Facility. During the 12 weeks ended September 9, 2017, the Company utilized the foregoing exception in connection with the Distribution (as defined herein). The Company was in compliance with all such covenants and provisions as of and for the 40 weeks ended December 2, 2017.

Term Loans

On June 16, 2017, the Company repaid $250.0 million of the existing term loans. In connection with the repayment, the Company wrote off $7.6 million of deferred financing costs and original issue discount.

In addition, on June 27, 2017, the Company entered into a repricing amendment to the term loan agreement which established three new term loan tranches. The new tranches consist of $3,013.6 million of a new Term B-4 Loan, $1,139.3 million of a new Term B-5 Loan and $1,596.0 million of a new Term B-6 Loan. The (i) new Term B-4 Loan will mature on August 25, 2021, and has an interest rate of LIBOR, subject to a 0.75% floor, plus 2.75%, (ii) new Term B-5 Loan will mature on December 21, 2022, and has an interest rate of LIBOR, subject to a 0.75% floor, plus 3.00%, and (iii) new Term B-6 Loan will mature on June 22, 2023, and has an interest rate of LIBOR, subject to a 0.75% floor, plus 3.00%. The repricing amendment to the term loans was accounted for as a debt modification. In connection with the term loan amendment, the Company expensed $3.9 million of financing costs and also wrote off $17.8 million of deferred financing costs associated with the original term loans.

NAI Notes

During the third quarter of fiscal 2017, the Company repurchased NAI Notes with a par value of $141.0 million and a book value of $123.9 million for $118.9 million plus accrued interest of $3.2 million (“NAI Notes Repurchase”). In connection with the NAI Notes Repurchase, the Company recorded a gain on debt extinguishment of $5.0 million.

Asset-Based Loan Facility

As of December 2, 2017 and February 25, 2017, there were no loans outstanding under the Company’s ABL Facility, and letters of credit (“LOC”) issued under the LOC sub-facility were $595.2 million and $622.3 million, respectively.

Capitalized Lease Obligations

The Company’s capitalized lease obligations were $873.4 million and $954.0 million as of December 2, 2017 and February 25, 2017, respectively. Current maturities of capitalized lease obligations were $99.3 million and $114.7 million and long-term maturities were $774.1 million and $839.3 million, as of December 2, 2017 and February 25, 2017, respectively.